Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered into any derivative contracts that are indexed to the company’s shares and classified as shareholder’s equity or that are not reflected in the Company’s consolidated financial statements. Furthermore, the Company does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with us.

The following table sets forth the Company’s contractual obligations as of June 30, 2025:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years

Operating lease payment	3,092,614	666,336	1,233,085	1,193,193
Bank borrowings	18,253,311	14,293,311	-	3,960,000
Loan from a related party	40,000	40,000	-	-
Total	21,385,924	14,999,647	1,233,085	5,153,193

Other than as shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2025.